Valuation results and net trading income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trading securities
Valuation Results And Net Trading Income [Line Items]
Impact of interest rate volatility, EU IAS39 carve out adjustment	€ 933	€ 1,405